Schedule of changes in fair value of the plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	R$ 3,766,193	R$ 3,894,488
Return on plan assets (less interest income)	138,488	109,279	R$ (444,348)
Fair value of plan assets at the end of the year	3,584,244	3,766,193	3,894,488
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	(3,766,193)	(3,894,488)	(3,403,906)
Interest income	(238,534)	(257,946)	(314,102)
Benefits paid	283,393	278,960	269,995
Participant contributions made in the period	(1,398)	(1,998)	(2,127)
Return on plan assets (less interest income)	138,488	109,279	(444,348)
Fair value of plan assets at the end of the year	R$ (3,584,244)	R$ (3,766,193)	R$ (3,894,488)